SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

Xtrackers High Beta High Yield Bond ETF (HYUP)
Xtrackers Low Beta High Yield Bond ETF (HYDW)
Xtrackers Short Duration High Yield Bond ETF (SHYL)
Each fund is classified as “diversified.” All references to each fund being non-diversified are hereby deleted.
The following disclosure is added to the disclosure for the applicable funds in the “Diversification Status” sub-section under the “INVESTMENT RESTRICTIONS” heading of the funds’ Statement of Additional Information:
Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF and Xtrackers Short Duration High Yield Bond ETF are classified as “diversified” under the 1940 Act.
Please Retain This Supplement for Future Reference
March 3, 2021
SAISTKR21-05